Financial Instruments - Fair Value Measurements (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Assets, Fair Value Disclosure [Abstract]
Available-for-sale Securities, Fair Value Disclosure	$ 18,827.8	[1]	$ 17,390.8	[1]
Debt Securities [Member]
Assets, Fair Value Disclosure [Abstract]
Available-for-sale Securities, Fair Value Disclosure	18,787.5		17,353.3
US Government Agencies Debt Securities [Member]
Assets, Fair Value Disclosure [Abstract]
Available-for-sale Securities, Fair Value Disclosure	1,559.5		1,559.3
US States and Political Subdivisions Debt Securities [Member]
Assets, Fair Value Disclosure [Abstract]
Available-for-sale Securities, Fair Value Disclosure	3,034.5		2,860.1
Domestic Corporate Debt Securities [Member]
Assets, Fair Value Disclosure [Abstract]
Available-for-sale Securities, Fair Value Disclosure	7,790.6		7,174.1
Foreign Corporate Debt Securities [Member]
Assets, Fair Value Disclosure [Abstract]
Available-for-sale Securities, Fair Value Disclosure	3,370.6		2,855.1
Residential Mortgage Backed Securities [Member]
Assets, Fair Value Disclosure [Abstract]
Available-for-sale Securities, Fair Value Disclosure	979.0		900.8
Commercial Mortgage Backed Securities [Member]
Assets, Fair Value Disclosure [Abstract]
Available-for-sale Securities, Fair Value Disclosure	1,416.6		1,387.8
Other Asset-Backed Securities [Member]
Assets, Fair Value Disclosure [Abstract]
Available-for-sale Securities, Fair Value Disclosure	542.1		453.8
Redeemable Preferred Stock [Member]
Assets, Fair Value Disclosure [Abstract]
Available-for-sale Securities, Fair Value Disclosure	94.6		162.3
Equity Securities [Member]
Assets, Fair Value Disclosure [Abstract]
Available-for-sale Securities, Fair Value Disclosure	40.3		37.5
Fair Value, Measurements, Recurring [Member]
Liabilities, Fair Value Disclosure [Abstract]
Transfers into (out of) Level 3
Fair Value, Measurements, Recurring [Member] | Level 1 [Member]
Assets, Fair Value Disclosure [Abstract]
Derivative Assets	0		0
Assets, Fair Value Disclosure	1,329.6		1,307.8
Liabilities, Fair Value Disclosure [Abstract]
Derivative Liabilities, Fair Value Disclosure	0		0
Fair Value, Measurements, Recurring [Member] | Level 2 [Member]
Assets, Fair Value Disclosure [Abstract]
Derivative Assets	8.9		2.0
Assets, Fair Value Disclosure	17,311.3		15,866.0
Liabilities, Fair Value Disclosure [Abstract]
Derivative Liabilities, Fair Value Disclosure	0.3		0.1
Fair Value, Measurements, Recurring [Member] | Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset Value	195.8		219.0		268.3
Assets, Fair Value Disclosure [Abstract]
Derivative Assets	0		0
Assets, Fair Value Disclosure	195.8		219.0
Liabilities, Fair Value Disclosure [Abstract]
Derivative Liabilities, Fair Value Disclosure	0		0
Included in earnings	4.4		1.6
Included in other comprehensive income	6.3		3.3
Other	8.7	[2]	(11.5)	[2]
Purchases	87.9		63.3
Sales	59.5		42.8
Settlements	24.7		42.5
Transfers into (out of) Level 3	(46.3)		(20.7)	[3]
Fair Value, Measurements, Recurring [Member] | Estimate of Fair Value, Fair Value Disclosure [Member]
Assets, Fair Value Disclosure [Abstract]
Derivative Assets	8.9		2.0
Assets, Fair Value Disclosure	18,836.7		17,392.8
Liabilities, Fair Value Disclosure [Abstract]
Derivative Liabilities, Fair Value Disclosure	0.3		0.1
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member] | Level 1 [Member]
Assets, Fair Value Disclosure [Abstract]
Available-for-sale Securities, Fair Value Disclosure	1,311.4		1,307.0
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member] | Level 2 [Member]
Assets, Fair Value Disclosure [Abstract]
Available-for-sale Securities, Fair Value Disclosure	17,302.4		15,864.0
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member] | Level 3 [Member]
Assets, Fair Value Disclosure [Abstract]
Available-for-sale Securities, Fair Value Disclosure	173.7		182.3
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member] | Estimate of Fair Value, Fair Value Disclosure [Member]
Assets, Fair Value Disclosure [Abstract]
Available-for-sale Securities, Fair Value Disclosure	18,787.5		17,353.3
Fair Value, Measurements, Recurring [Member] | US Government Agencies Debt Securities [Member] | Level 1 [Member]
Assets, Fair Value Disclosure [Abstract]
Available-for-sale Securities, Fair Value Disclosure	1,311.4		1,307.0
Fair Value, Measurements, Recurring [Member] | US Government Agencies Debt Securities [Member] | Level 2 [Member]
Assets, Fair Value Disclosure [Abstract]
Available-for-sale Securities, Fair Value Disclosure	248.1		252.3
Fair Value, Measurements, Recurring [Member] | US Government Agencies Debt Securities [Member] | Level 3 [Member]
Assets, Fair Value Disclosure [Abstract]
Available-for-sale Securities, Fair Value Disclosure	0		0
Fair Value, Measurements, Recurring [Member] | US Government Agencies Debt Securities [Member] | Estimate of Fair Value, Fair Value Disclosure [Member]
Assets, Fair Value Disclosure [Abstract]
Available-for-sale Securities, Fair Value Disclosure	1,559.5		1,559.3
Fair Value, Measurements, Recurring [Member] | US States and Political Subdivisions Debt Securities [Member] | Level 1 [Member]
Assets, Fair Value Disclosure [Abstract]
Available-for-sale Securities, Fair Value Disclosure	0		0
Fair Value, Measurements, Recurring [Member] | US States and Political Subdivisions Debt Securities [Member] | Level 2 [Member]
Assets, Fair Value Disclosure [Abstract]
Available-for-sale Securities, Fair Value Disclosure	3,031.8		2,858.4
Fair Value, Measurements, Recurring [Member] | US States and Political Subdivisions Debt Securities [Member] | Level 3 [Member]
Assets, Fair Value Disclosure [Abstract]
Available-for-sale Securities, Fair Value Disclosure	2.7		1.7
Fair Value, Measurements, Recurring [Member] | US States and Political Subdivisions Debt Securities [Member] | Estimate of Fair Value, Fair Value Disclosure [Member]
Assets, Fair Value Disclosure [Abstract]
Available-for-sale Securities, Fair Value Disclosure	3,034.5		2,860.1
Fair Value, Measurements, Recurring [Member] | Domestic Corporate Debt Securities [Member] | Level 1 [Member]
Assets, Fair Value Disclosure [Abstract]
Available-for-sale Securities, Fair Value Disclosure	0		0
Fair Value, Measurements, Recurring [Member] | Domestic Corporate Debt Securities [Member] | Level 2 [Member]
Assets, Fair Value Disclosure [Abstract]
Available-for-sale Securities, Fair Value Disclosure	7,736.0		7,122.5
Fair Value, Measurements, Recurring [Member] | Domestic Corporate Debt Securities [Member] | Level 3 [Member]
Assets, Fair Value Disclosure [Abstract]
Available-for-sale Securities, Fair Value Disclosure	54.6		51.6
Fair Value, Measurements, Recurring [Member] | Domestic Corporate Debt Securities [Member] | Estimate of Fair Value, Fair Value Disclosure [Member]
Assets, Fair Value Disclosure [Abstract]
Available-for-sale Securities, Fair Value Disclosure	7,790.6		7,174.1
Fair Value, Measurements, Recurring [Member] | Foreign Corporate Debt Securities [Member] | Level 1 [Member]
Assets, Fair Value Disclosure [Abstract]
Available-for-sale Securities, Fair Value Disclosure	0		0
Fair Value, Measurements, Recurring [Member] | Foreign Corporate Debt Securities [Member] | Level 2 [Member]
Assets, Fair Value Disclosure [Abstract]
Available-for-sale Securities, Fair Value Disclosure	3,317.9		2,805.7
Fair Value, Measurements, Recurring [Member] | Foreign Corporate Debt Securities [Member] | Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset Value	52.7		49.4		54.9
Assets, Fair Value Disclosure [Abstract]
Available-for-sale Securities, Fair Value Disclosure	52.7		49.4
Liabilities, Fair Value Disclosure [Abstract]
Included in earnings	1.6		1.0
Included in other comprehensive income	2.9		(0.8)
Other	0.7	[2]	(0.9)	[2]
Purchases	50.0		35.1
Sales	36.2		24.5
Settlements	1.2		1.3
Transfers into (out of) Level 3	(14.5)		(14.1)
Fair Value, Measurements, Recurring [Member] | Foreign Corporate Debt Securities [Member] | Estimate of Fair Value, Fair Value Disclosure [Member]
Assets, Fair Value Disclosure [Abstract]
Available-for-sale Securities, Fair Value Disclosure	3,370.6		2,855.1
Fair Value, Measurements, Recurring [Member] | Residential Mortgage Backed Securities [Member] | Level 1 [Member]
Assets, Fair Value Disclosure [Abstract]
Available-for-sale Securities, Fair Value Disclosure	0		0
Fair Value, Measurements, Recurring [Member] | Residential Mortgage Backed Securities [Member] | Level 2 [Member]
Assets, Fair Value Disclosure [Abstract]
Available-for-sale Securities, Fair Value Disclosure	979.0		900.8
Fair Value, Measurements, Recurring [Member] | Residential Mortgage Backed Securities [Member] | Level 3 [Member]
Assets, Fair Value Disclosure [Abstract]
Available-for-sale Securities, Fair Value Disclosure	0		0
Fair Value, Measurements, Recurring [Member] | Residential Mortgage Backed Securities [Member] | Estimate of Fair Value, Fair Value Disclosure [Member]
Assets, Fair Value Disclosure [Abstract]
Available-for-sale Securities, Fair Value Disclosure	979.0		900.8
Fair Value, Measurements, Recurring [Member] | Commercial Mortgage Backed Securities [Member] | Level 1 [Member]
Assets, Fair Value Disclosure [Abstract]
Available-for-sale Securities, Fair Value Disclosure	0		0
Fair Value, Measurements, Recurring [Member] | Commercial Mortgage Backed Securities [Member] | Level 2 [Member]
Assets, Fair Value Disclosure [Abstract]
Available-for-sale Securities, Fair Value Disclosure	1,396.5		1,358.3
Fair Value, Measurements, Recurring [Member] | Commercial Mortgage Backed Securities [Member] | Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset Value	20.1		29.5		36.9
Assets, Fair Value Disclosure [Abstract]
Available-for-sale Securities, Fair Value Disclosure	20.1		29.5
Liabilities, Fair Value Disclosure [Abstract]
Included in earnings	3.0		3.4
Included in other comprehensive income	(1.1)		1.9
Other	0	[2]	0	[2]
Purchases	5.1		0
Sales	4.9		0
Settlements	6.1		12.7
Transfers into (out of) Level 3	(5.4)		0
Fair Value, Measurements, Recurring [Member] | Commercial Mortgage Backed Securities [Member] | Estimate of Fair Value, Fair Value Disclosure [Member]
Assets, Fair Value Disclosure [Abstract]
Available-for-sale Securities, Fair Value Disclosure	1,416.6		1,387.8
Fair Value, Measurements, Recurring [Member] | Other Asset-Backed Securities [Member] | Level 1 [Member]
Assets, Fair Value Disclosure [Abstract]
Available-for-sale Securities, Fair Value Disclosure	0		0
Fair Value, Measurements, Recurring [Member] | Other Asset-Backed Securities [Member] | Level 2 [Member]
Assets, Fair Value Disclosure [Abstract]
Available-for-sale Securities, Fair Value Disclosure	512.6		419.4
Fair Value, Measurements, Recurring [Member] | Other Asset-Backed Securities [Member] | Level 3 [Member]
Assets, Fair Value Disclosure [Abstract]
Available-for-sale Securities, Fair Value Disclosure	29.5		34.4
Fair Value, Measurements, Recurring [Member] | Other Asset-Backed Securities [Member] | Estimate of Fair Value, Fair Value Disclosure [Member]
Assets, Fair Value Disclosure [Abstract]
Available-for-sale Securities, Fair Value Disclosure	542.1		453.8
Fair Value, Measurements, Recurring [Member] | Redeemable Preferred Stock [Member] | Level 1 [Member]
Assets, Fair Value Disclosure [Abstract]
Available-for-sale Securities, Fair Value Disclosure	0		0
Fair Value, Measurements, Recurring [Member] | Redeemable Preferred Stock [Member] | Level 2 [Member]
Assets, Fair Value Disclosure [Abstract]
Available-for-sale Securities, Fair Value Disclosure	80.5		146.6
Fair Value, Measurements, Recurring [Member] | Redeemable Preferred Stock [Member] | Level 3 [Member]
Assets, Fair Value Disclosure [Abstract]
Available-for-sale Securities, Fair Value Disclosure	14.1		15.7
Fair Value, Measurements, Recurring [Member] | Redeemable Preferred Stock [Member] | Estimate of Fair Value, Fair Value Disclosure [Member]
Assets, Fair Value Disclosure [Abstract]
Available-for-sale Securities, Fair Value Disclosure	94.6		162.3
Fair Value, Measurements, Recurring [Member] | Brokered Securities [Member] | Level 3 [Member]
Assets, Fair Value Disclosure [Abstract]
Available-for-sale Securities, Fair Value Disclosure	117.0		107.0
Fair Value, Measurements, Recurring [Member] | Equity Securities [Member] | Level 1 [Member]
Assets, Fair Value Disclosure [Abstract]
Available-for-sale Securities, Fair Value Disclosure	18.2		0.8
Fair Value, Measurements, Recurring [Member] | Equity Securities [Member] | Level 2 [Member]
Assets, Fair Value Disclosure [Abstract]
Available-for-sale Securities, Fair Value Disclosure	0		0
Fair Value, Measurements, Recurring [Member] | Equity Securities [Member] | Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset Value	22.1		36.7		37.9
Assets, Fair Value Disclosure [Abstract]
Available-for-sale Securities, Fair Value Disclosure	22.1		36.7
Liabilities, Fair Value Disclosure [Abstract]
Included in earnings	0.8		0
Included in other comprehensive income	(0.2)		0
Other	7.5	[2]	(6.4)	[2]
Purchases	7.2		5.5
Sales	12.2		0.3
Settlements	0		0
Transfers into (out of) Level 3	(17.7)		0
Fair Value, Measurements, Recurring [Member] | Equity Securities [Member] | Estimate of Fair Value, Fair Value Disclosure [Member]
Assets, Fair Value Disclosure [Abstract]
Available-for-sale Securities, Fair Value Disclosure	40.3		37.5
Fair Value, Measurements, Recurring [Member] | Us And Other Securities [Member] | Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset Value	100.9		103.4		138.6
Liabilities, Fair Value Disclosure [Abstract]
Included in earnings	(1.0)		(2.8)
Included in other comprehensive income	4.7		2.2
Other	0.5	[2]	(4.2)	[2]
Purchases	25.6		22.7
Sales	6.2		18.0
Settlements	17.4		28.5
Transfers into (out of) Level 3	$ (8.7)	[2]	$ (6.6)

[1]	Investment risks associated with our experience-rated and discontinued products generally do not impact our operating results (refer to Note 20 beginning on page 131 for additional information on our accounting for discontinued products). At December 31, 2012, debt and equity securities with a fair value of approximately $4.0 billion, gross unrealized capital gains of $559.4 million and gross unrealized capital losses of $19.4 million and, at December 31, 2011, debt and equity securities with a fair value of approximately $4.0 billion, gross unrealized capital gains of $505.6 million and gross unrealized capital losses of $48.2 million were included in total debt and equity securities, but support our experience-rated and discontinued products. Changes in net unrealized capital gains (losses) on these securities are not reflected in accumulated other comprehensive income.
[2]	Reflects realized and unrealized capital gains and losses on investments supporting our experience-rated and discontinued products, which do not impact our operating results.
[3]	Gross transfers into Level 3 during 2011 include $11.1 million of other financial assets. Gross transfers out of Level 3 during 2011 include $17.7 million of other financial assets and $14.1 million of foreign securities.